Earnings per share (Tables)	12 Months Ended
Mar. 31, 2021
Reservoir Holdings Inc And Subsidiaries
Schedule of Earnings Per Share, Basic, by Common Class, Including Two Class Method [Table Text Block]

The following table summarizes the basic and diluted earnings per share calculations for the fiscal years ended March 31:

	2021	2020
Basic earnings per common share
Net income attributable to Reservoir Holdings Inc.	$10,288,961	$10,057,794
Less: income allocated to participating securities	(3,736,121)	$(3,435,754)
Net income attributable to common shareholders	$6,552,840	$6,622,040
Basic weighted average common shares outstanding	144,698	128,875
Basic earnings per common share	$45.29	$51.38
Diluted earnings per common share
Net income attributable to common shareholders	$6,552,840	$6,622,040
Add: income allocated to participating securities	3,736,121	3,435,754
Net income attributable to Reservoir Holdings Inc.	$10,288,961	$10,057,794
Basic weighted average common shares outstanding	144,698	128,875
Impact of assumed preferred share conversion	82,500	66,865
Diluted weighted average common shares outstanding	227,198	195,740
Diluted earnings per common share	$45.29	$51.38